Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 43.4	$ 30.4
Calls/ Maturities/ Paydowns	(27.1)	0.0
Purchases	37.8	12.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.7	1.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	54.8	43.4
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	27.1	25.1
Calls/ Maturities/ Paydowns	(27.1)	0.0
Purchases	35.0	2.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	35.0	27.1
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	16.0	5.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	0.0	10.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.7	1.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	16.7	16.0
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.3	0.3
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	2.8	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	$ 3.1	$ 0.3